                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347

                                    GMO TRUST

                       AMENDED AND RESTATED SUPPLEMENT TO
                  GMO TRUST PROSPECTUS DATED JUNE 30, 2006 AND
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2006

GMO U.S. QUALITY EQUITY FUND

Commencing December 8, 2006, the Fund is offering additional classes of shares, Class V and Class VI.

FEES AND EXPENSES

     The table below shows, for Class V and Class VI shares, the expected cost of investing in the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that are paid from Fund assets
as a percentage of average daily net assets)   CLASS V    CLASS VI
--------------------------------------------   -------    --------
Management fee                                  0.33%      0.33%
Shareholder service fee                        0.085%     0.055%
Other expenses                                  0.03%(1)   0.03%(1)
Total annual operating expenses                 0.45%      0.42%
   Expense reimbursement                        0.03%(2)   0.03%(2)
Net annual expenses                             0.42%      0.39%

(1) "Other expenses" have been restated to reflect current (as of June 30, 2006) fees.

(2) The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees and other expenses described on page 106 of the Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

           1 YEAR*   3 YEARS   5 YEARS   10 YEARS
           -------   -------   -------   --------
Class V      $43       $141      $249      $564
Class VI     $40       $132      $232      $527

*    After reimbursement.

See "Fees and expenses" on page 7 of the Prospectus for information relating to the Class III and Class IV shares offered by the Fund through the Prospectus.

MULTIPLE CLASSES

The table under the caption "Minimum Investment Criteria for Class IV, Class V, and Class VI Eligibility" in the "Multiple Classes" section on page 112 of the Prospectus is amended to include the following:

                                                                              SHAREHOLDER
                                                                              SERVICE FEE
                                                           MINIMUM            (AS A % OF
                                  MINIMUM TOTAL     TOTAL INVESTMENT PLUS    AVERAGE DAILY
                                 FUND INVESTMENT   MINIMUM FUND INVESTMENT    NET ASSETS)
                                 ---------------   -----------------------   -------------
FUNDS OFFERING    U.S. Quality     $250 million    $500 million plus             0.085%
CLASS V SHARES    Equity Fund                      $35 million in the Fund
FUNDS OFFERING    U.S. Quality     $300 million    $750 million plus             0.055%
CLASS VI SHARES   Equity Fund                      $35 million in the Fund

FUND CODES

On the inside back cover of the Prospectus, the list of "Fund Codes" is hereby amended to add the Cusip numbers for U.S. Quality Equity Fund's Class V shares, 362008 23 7, and Class VI shares, 362008 22 9.

GMO STRATEGIC FIXED INCOME FUND

Effective the close of business on September 29, 2006, the last paragraph of the section captioned "Principal investment strategies" on page 58 of the Prospectus is replaced with the following paragraph:

     The Manager seeks to cause the duration of the Fund's portfolio to approximate that of its benchmark (generally 90 days). The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years.

Effective the close of business on September 29, 2006, the section captioned "Benchmark" on page 58 of the Prospectus is replaced with the following paragraph:

     The Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index, which is independently maintained and published by JPMorgan. The Index measures the total return performance of three-month euro-currency deposits.

GMO EMERGING COUNTRY DEBT SHARE FUND

GMO Emerging Country Debt Share Fund was liquidated on September 29, 2006.

GMO INFLATION INDEXED PLUS BOND FUND

Commencing July 18, 2006, the Fund is offering an additional class of shares, Class IV.

FEES AND EXPENSES

     The table below shows, for Class IV shares, the expected cost of investing in the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that are paid from Fund assets
as a percentage of average daily net assets)   CLASS IV
--------------------------------------------   --------
Management fee                                 0.25%
Shareholder service fee                        0.10%(1)
Other expenses                                 0.07%(2, 3)
Total annual operating expenses                0.42%(3)
   Expense reimbursement/waiver                0.05%(1, 3, 4)
Net annual expenses                            0.37%(3)

(1) The Manager will waive the Fund's shareholder service fee to the extent that any direct and indirect shareholder service fees borne by the Fund exceed 0.10%; provided, however, that the amount of this waiver will not exceed 0.10%.

(2) "Other expenses" reflect the aggregate of the direct expenses associated with an investment in the Fund and the indirect net expenses associated with the Fund's investments in other Funds of the Trust (the "underlying Funds"). As described in note 4 below, the Manager will reimburse the Fund for certain direct and indirect expenses. The Fund's total annualized indirect net expenses for its initial fiscal year are estimated to be 0.04%. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Annualized indirect net expenses (before addition of indirect interest expense) and annualized indirect interest expense are estimated to be 0.02% and 0.02%, respectively. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.

(3) The amounts indicated above represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.

(4) The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, and other expenses described on page 106 of the Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in Emerging Country Debt Fund ("ECDF") (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund (including estimated direct expenses and estimated indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

           1 YEAR*   3 YEARS
           -------   -------
Class IV     $38       $134

*    After reimbursement.

See "Fees and expenses" on page 73 of the Prospectus for information relating to the Class III and Class VI shares offered by the Fund through the Prospectus.

MULTIPLE CLASSES

The table under the caption "Minimum Investment Criteria for Class IV, Class V, and Class VI Eligibility" in the "Multiple Classes" section on page 112 of the Prospectus is amended to include the following:

                                                                                SHAREHOLDER
                                                                                SERVICE FEE
                                         MINIMUM             MINIMUM             (AS A % OF
                                       TOTAL FUND     TOTAL INVESTMENT PLUS    AVERAGE DAILY
                                       INVESTMENT    MINIMUM FUND INVESTMENT    NET ASSETS)
                                      ------------   -----------------------   -------------
FUNDS OFFERING    Inflation Indexed   $125 million   $250 million plus            0.10%(1)
CLASS IV SHARES   Plus Bond Fund                     $35 million in the Fund

(1) The Manager will waive the shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by Class IV shares of the Fund exceeds 0.10%; provided, however, that the amount of this waiver will not exceed 0.10%.

FUND CODES

On the inside back cover of the Prospectus, the list of "Fund Codes" is hereby amended to add the Cusip number for Inflation Indexed Plus Bond Fund's Class IV shares, 362013 39 3.

Supplement Date: December 7, 2006